General information - Schedule of purchase consideration for this acquisition on their relative fair values (Details) - Jul. 08, 2025 - Xbrane Biopharma SFr in Thousands, $ in Thousands	CHF (SFr)	USD ($)
General Information About Financial Statements [Line Items]
Real estate	SFr 25,278	$ 31,654
Equipment	3,951	4,948
Right‑of‑use assets	845	1,058
Inventory	2,197	2,751
Trade receivables	4,835	6,055
Other current receivables	639	800
Cash and Cash equivalents	3,651	4,572
Trade payables	(1,934)	(2,422)
Other current liabilities	(2,588)	(3,241)
Debt	(10,799)	(13,523)
Lease liabilities	(473)	(592)
Deferred tax liability	(4,390)	(5,497)
Net assets acquired	21,212	26,563
Purchase price	(14,860)	(18,608)
Effects resulting from business combination	SFr 6,352	$ 7,977